Investment Strategy - REX Defensive Autocallable Income ETF	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to generate monthly income while providing enhanced downside mitigation through exposure to the Autocallable Index. The Fund pursues this objective by seeking to track the price and yield performance of the Autocallable Index. The Autocallable Index is designed to reflect the total return performance of a theoretical portfolio of synthetic autocallable yield notes (“Autocallable Contracts”). As discussed below, the enhanced downside protection the Fund seeks to provide is relative to owning a single underlying Autocallable Contract and based on the Autocallable Contract’s buffered downside protection compared to a barrier structure in which the principal is impaired by the full negative performance of the reference index once performance falls below the risk barrier. The Fund’s synthetic exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk and diversification across multiple Autocallable Contracts that may help preserve capital over time. REX Advisers, LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivative instruments that provide exposure to the Autocallable Index. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

To obtain exposure to the Autocallable Index, the Fund will use financial instruments, including unfunded total return swap agreements. These swap agreements reference the Autocallable Index, which is designed to reflect the total return performance of a theoretical portfolio of synthetic Autocallable Contracts, allowing the Fund to gain comprehensive exposure to these synthetic Autocallable Contracts through a single instrument.

A total return swap is a financial agreement between two parties where one party agrees to make a payment(s) to the other party (i.e., counterparty) based on a fixed or variable interest rate in exchange for a payment(s) based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of a set interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable.

The Fund’s unfunded total return swap agreements will be entered into with one or more major financial institutions for a specified period ranging from one day to more than one year, whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Autocallable Index. The Fund’s swap agreements are “unfunded” because the Fund does not make an upfront payment to the counterparty. Rather, the Fund and counterparty agree to exchange the total economic return of the Autocallable Index while the Fund provides a separate collateral basket to the counterparty. Unfunded total return swaps allow the Fund to gain economic exposure to the Autocallable Index without owning it directly or committing the full notional amount at the time the swap is entered into. The Fund expects to obtain exposure to the Autocallable Index through these unfunded total return swap agreements with a limited number of counterparties and will likely enter into swap agreements related to the Autocallable Index with a limited number of counterparties for the foreseeable future. The use of swap agreements may have the effect of adding leverage to the Fund’s portfolio. To serve as collateral in connection with the Fund’s swap agreements, the Fund may invest in the following instruments: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; money market funds; and cash and cash equivalents. The Fund may also utilize “box spreads” that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts (“Box Spreads”).

The Fund’s portfolio will be comprised principally of unfunded total return swap agreements that provide the Fund’s exposure to the Autocallable Index, U.S. Treasury securities (“U.S. Treasuries”) with remaining maturities of one year or less, cash and cash equivalents, and Box Spreads. Additionally, in order to meet its margin requirements on the swap agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments (as described above). A Box Spread is an offsetting set of options, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”), that have risk and return characteristics similar to cash equivalents. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. Box Spreads consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options’ reference assets. The underlying reference asset for the options that make up the Box Spread is expected to be a broad based securities market index or an ETF that tracks such broad based securities market index.

The Fund seeks to generate income and intends to make monthly distributions to investors.  Actual distribution amounts may vary depending on whether the performance of the underlying reference asset of the Autocallable Contracts meet certain predefined levels, as described below, and other factors such as the occurrence of autocall events and the income generated from U.S. Treasuries, cash and cash equivalents, and Box Spreads. The Fund does not guarantee any specific distribution level. Additional information regarding the Fund’s distributions can be found on the Fund’s website at https://www.rexshares.com/dacl.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Autocallable Index

The Autocallable Index is a rules-based index designed to reflect the total return performance of a theoretical portfolio of approximately 252 to 1,260 synthetic Autocallable Contracts. An Autocallable Contract is a structured derivative contract, the income and value of which are tied to a reference asset or index relative to predefined levels. The Autocallable Index utilizes a laddered structure for the Autocallable Contracts, with each commencing at a distinct entry point while having similar predefined terms. The coupon payments and settlement value of the Autocallable Contracts at maturity, and ultimately the Fund’s total return swap, are dependent on the performance of the Bloomberg US Large Cap VolMax 30 Index (the “Underlying Reference Index”). The Underlying Reference Index seeks to deliver amplified equity return through a systematic approach, dynamically adjusting exposures to the Bloomberg 500 Total Return Index (the “Underlying Equity Index”) to target a 30% volatility level. Bloomberg Index Services Limited (“Index Provider”) is the index provider of the Autocallable Index, the Underlying Reference Index, and the Underlying Equity Index.

Autocallable Contracts

Each synthetic Autocallable Contract included in the Autocallable Index generates a monthly coupon (a “Coupon”) on a set observation date (each, an “Observation Date”), provided that the level of the Underlying Reference Index exceeds a certain predefined level (the “Coupon Barrier”). If the level of the Underlying Reference Index is below the Coupon Barrier on the Autocallable Contract’s Observation Date, no Coupon is generated for that Observation Date. The date each Autocallable Contract is added to the Autocallable Index is referred to as its “Strike Date.” Each Autocallable Contract is also subject to a one-year non-callable period from the Strike Date (the “Non-Callable Period”), which ensures that the Autocallable Index has at least one year of exposure to the intended payoff structure, without the risk of early termination. Each Autocallable Contract is assigned an initial notional amount at inception, which functions similarly to the principal amount of a note for purposes of calculating settlement value and coupon payments.

Each Autocallable Contract will be autocalled (i.e., removed from the Autocallable Index) if the level of the Underlying Reference Index is greater than or equal to a certain predetermined barrier (the “Autocallable Barrier”) on an Observation Date that is after the Non-Callable Period. In such case, the Autocallable Contract will generate a Coupon for that Observation Date, all remaining Coupon payments will be cancelled, and the Autocallable Contract will cease to exist. Accordingly, the Fund will not benefit from any upside return on the Underlying Reference Index with respect to an Autocallable Contract beyond the Observation Date on which the Autocallable Contract is autocalled, if applicable. When an Autocallable Contract is autocalled after the Non-Callable Period, the Autocallable Index is credited with the full initial notional amount of the Autocallable Contract plus the coupon payment for the applicable Observation Date on which the autocall event occurred. A single new Autocallable Contract is added to the Autocallable Index each day the Autocallable Index is calculated, and the proceeds from autocalled or matured Autocallable Contracts are allocated to the newly added Autocallable Contract, subject to a concentration limit that caps the notional weight of any new individual Autocallable Contract at 2.5% of the Autocallable Index.

The Coupon will be generated even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). A Coupon is generated with respect to the Autocallable Contract if, on the Observation Date, the level of the Underlying Reference Index is at or above the Coupon Barrier. Coupon levels are an annualized rate of 3% plus the prevailing Secured Overnight Financing Rate (SOFR) in respect of the Autocallable Contract’s Strike Date, with each generated Coupon at one-twelfth of such amount. If the Underlying Reference Index is below the Coupon Barrier on a given Observation Date, the Coupon for that period is forfeited and is not paid at a later date even if the Underlying Reference Index subsequently rises above the Coupon Barrier.

Each Autocallable Contract also incorporates a protection payoff feature so that negative performance relative to the level of the Underlying Reference Index at the Autocallable Contract’s Strike Date will not produce a negative settlement outcome at maturity, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the “Risk Buffer”). However, if the value of the Underlying Reference Index declines more than the Risk Buffer at the Autocallable Contract’s maturity, the settlement value of the Autocallable Contract will be reduced equal to the negative performance of the Underlying Reference Index (measured from its initial value to its final value on the maturity date) beyond the Risk Buffer multiplied by a “Gearing Factor”. The Gearing Factor is a multiplier applied to losses in excess of the Risk Buffer at maturity and is designed to implement a linear reduction in settlement value once the Risk Buffer is breached, capped at a full loss of the settlement value (i.e. where the Underlying Reference Index value at maturity relative to the strike date has fallen 100%). For example, if the value of the Underlying Reference Index is 49% of the strike date level, the settlement value will be 98% (51% Underlying Reference Index performance - 50% Risk Buffer = 1% * 200% Gearing Factor = 2% reduction of settlement value). Therefore, if the Underlying Reference Index is at or above the Risk Buffer at the Autocallable Contract’s maturity, the settlement value will not be reduced below the initial notional amount. If the Underlying Reference Index is below the Risk Buffer at the Autocallable Contract’s maturity, the settlement value will be reduced only by the amount of the decline below the Risk Buffer, multiplied by the Gearing Factor. While the application of the Gearing Factor results in a loss that is greater than the percentage decline of the Underlying Reference below the Risk Buffer, the settlement value loss of an individual Autocallable Contract cannot exceed the actual decline of the Underlying Reference Index. The application of the Gearing Factor could, in extreme scenarios, reduce the settlement value of an individual Autocallable Contract to zero, although it cannot be less than zero.

The Autocallable Contracts within the Autocallable Index employ a Risk Buffer structure (as opposed to a barrier structure). Under both a Risk Buffer and a barrier structure, losses are absorbed until they reach a specified threshold, and potential losses are capped at the full value of the individual Autocallable Contract. However, the two structures differ significantly in how losses are calculated once the threshold is breached. Under a Risk Buffer structure, the losses borne by the investor accrue only to the extent the loss exceeds the threshold, and that excess is then multiplied by the Gearing Factor. For example, with a Risk Buffer of 50%, a Gearing Factor of 200%, and a decline in the Underlying Reference Index of 51%, the loss to the investor would be calculated as follows: the decline in excess of the Risk Buffer is 1% (i.e., 51%-50%), multiplied by the Gearing Factor of 200%, resulting in a 2% loss and a settlement value of 98% of the Autocallable Contract’s initial notional value. In contrast, under a barrier structure with a risk barrier of 50% and the same 51% decline in the Underlying Reference Index, once the barrier is breached the investor bears the full decline from inception, resulting in a settlement value of 49% of the Autocallable Contract’s initial notional value (i.e., 100%-51%). The buffer structure therefore provides substantially enhanced downside protection relative to a barrier structure. Additionally, the Autocallable Index references a lower-volatility target relative to what might be used in a non-defensive autocallable strategy and it is less likely to experience the magnitude of decline necessary to breach the Risk Buffer, providing an additional layer of protection against principal loss beyond the buffer itself.

The level of the Underlying Reference Index on the Autocallable Contract’s Strike Date is used to determine the Autocallable Barrier, Coupon Barrier and Risk Buffer, as set forth above.

Therefore, each Autocallable Contract in the Autocallable Index may achieve one or more of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(1)	fixed periodic payments on specified Observation Dates if the level of the Underlying Reference Index is at or above the Coupon Barrier, but below the Autocallable Barrier for the specific Observation Date;

(2)	fluctuations in the value of the Autocallable Contract on any given day, and in turn the Autocallable Index and the Fund, resulting from changes in the level of the Underlying Reference Index; or

(3)	the Autocallable Contract’s return, and in turn the Autocallable Index and the Fund, will be impacted by the negative performance of the Underlying Reference Index if the level of the Underlying Reference Index has declined more than the Risk Buffer at maturity (with losses beyond the Risk Buffer multiplied by the Gearing Factor).

Once an Autocallable Contract has been included in the Autocallable Index, the terms and characteristics for such Autocallable Contract can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable Contract, as such payout depends on the performance of the Underlying Reference Index on the predetermined Observation Dates.

As the Fund is exposed to the Autocallable Contracts through the performance of the Autocallable Index (through the Fund’s total return swap agreements), any negative return of an Autocallable Contract in the Autocallable Index will negatively impact the level of the Autocallable Index and, in turn, the Fund.

See below for a summary of the terms and characteristics of the Autocallable Contracts:

Characteristic	Description	Predefined Term
Coupon	The annualized percentage of the notional amount allocated to an Autocallable Contract at the Observation Dates.	3% + SOFR
U.S. Dollar denomination	Each Autocallable Contract is denominated in U.S. Dollars.	USD
Maturity	The final Observation Date, on which the Autocallable Contract terminates (if not previously called) and the final cash flows are determined.	Five years from the Strike Date.
Non-Callable Period	Each Autocallable Contract is subject to a period before which the Autocallable Contract may not be called.	One year from the Strike Date.
Strike Date	The date the Autocallable Contract is added to the Autocallable Index.
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on predetermined Observation Dates will cause the Autocallable Contract to automatically be called (but not prior to the expiration of the Non-Callable Period).	100% of the value of the Underlying Reference Index at the Strike Date.
Coupon Barrier	The predetermined level with respect to the Underlying Reference Index which will cause the Coupon to be paid if reached or exceeded on predetermined Observation Dates.	60% of the value of the Underlying Reference Index at the Strike Date.
Risk Buffer	The predetermined level of the Underlying Reference Index above which on the maturity date of the Autocallable Contract will not result in a negative settlement value.	50% of the value of the Underlying Reference Index at the Strike Date.

Characteristic	Description	Predefined Term
Gearing Factor	The factor by which the negative performance of the Underlying Reference Index beyond the Risk Buffer is multiplied to determine the reduction in settlement value at maturity.	200%
Observation Dates	Predetermined dates on which a Coupon may be generated and the level of the Underlying Reference Index is compared to a particular Autocallable Contract characteristic, such as the Autocallable Barrier or the Coupon Barrier. The Risk Buffer is assessed on the Autocallable Contract’s final predetermined Observation Date.	Monthly, on the calendar day of the Strike Date (or the nearest business day).

The Autocallable Index consists of all Autocallable Contracts that have not matured or been called. A single new Autocallable Contract is added to the Autocallable Index each day the index is calculated and Autocallable Contracts that have matured or been called are not otherwise replaced. As a result, the number of constituents is expected to range from approximately 252 to 1,260. The Index Provider determines the present value of the synthetic Autocallable Contracts. In calculating the value of the Index, the Index Provider considers the reinvestment of cash flows.

The “laddered” structure of the Autocallable Index means that it continuously seeks to maintain notional investment exposure to multiple Autocallable Contracts that have differing expiration dates, call observation dates and different levels of the Underlying Reference Index on its respective Strike Date. The Autocallable Index is maintained through a systematic process, under which no more than one new Autocallable Contract is added each day, and Autocallable Contracts that have been autocalled or have matured are removed. The Autocallable Index does not rebalance existing Autocallable Contracts; however, any coupons received from Autocallable Contracts are reinvested into the index on a pro-rata basis. Such laddered structure allows the Autocallable Index to maintain the staggered time periods to which it is exposed and thereby mitigate certain risks associated with a single underlying Autocallable Contract or a single time period.

The Autocallable Index maintains diversification by applying a concentration limit through an allocation cap, which restricts the notional weight of any new individual synthetic Autocallable Contract to a maximum of 2.5% of the Autocallable Index. The Autocallable Index is calculated daily and is denominated in U.S. Dollars.

While the Autocallable Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the swap counterparty exposure and creditworthiness, collateral management and optimization, the Fund’s overall portfolio risk characteristics as well as the execution quality and management of the Fund’s swap agreements.

The Underlying Reference Index

The Underlying Reference Index is a rules-based index that seeks to deliver amplified returns, positive or negative, of the Underlying Equity Index through a volatility targeting approach, which is structured to target a specific volatility level (30%) by dynamically adjusting the exposures to the Underlying Equity Index.

Each day, the exposure of the Underlying Reference Index to the performance of the Underlying Equity Index on the following day is set equal to (a) the 30% target volatility divided by (b) the realized volatility of the Underlying Equity Index, subject to a maximum exposure of 375% and a minimum exposure of 100%. For example, if the realized volatility is equal to 20%, the exposure will equal 150% (or 30% / 20%) and if the realized volatility is equal to 30%, the exposure of the Underlying Reference Index to the Underlying Equity Index will equal 100%. The Underlying Reference Index’s exposure will be greater than 100% when the realized volatility of the Underlying Equity Index is less than 30%, and the Underlying Reference Index’s exposure to its Underlying Equity Index will be equal to 100% when the realized volatility of the Underlying Equity Index is greater than or equal to 30%.

The Underlying Reference Index is subject to the following costs which are applied to the daily change in exposure to the Underlying Equity Index, in each case, deducted daily: (1) a notional financing cost (SOFR plus a spread of 0.5% per annum), (2) an annual deduction factor (4% per annum) and (3) a transaction cost (0.01%). The notional financing cost is intended to approximate the cost of maintaining a position in the Underlying Equity Index using borrowed funds. The Underlying Reference Index is an “excess return” index and not a “total return” index because, as part of the calculation of the level of the Underlying Reference Index, the performance of the Underlying Equity Index is reduced by the notional financing cost. The annual deduction factor is intended to approximate the historical dividend yield of the Underlying Equity Index. The transaction cost is intended to approximate the cost of trading and rebalancing activity. The Underlying Reference Index may incur additional transaction costs compared to an identical index that rebalances less frequently.

The notional financing cost (SOFR plus a spread of 0.5% per annum), annual deduction factor (4% per annum) and transaction cost (0.01%) embedded in the Underlying Reference Index reduce index performance by various amounts and create a constant performance drag which may cause the Underlying Reference Index to underperform during low-return environments. These costs will place a significant drag on the performance of the Underlying Reference Index, potentially offsetting positive returns on the Underlying Reference Index’s investment strategy, exacerbating negative returns of its investment strategy and causing the value of the Underlying Reference Index to decline steadily if the return of its investment strategy is relatively flat. The Underlying Reference Index will not appreciate unless the return of its investment strategy is sufficient to offset the negative effects of these costs, and then only to the extent that the return of its investment strategy is greater than the deducted amounts. As a result of these costs, the value of the Underlying Reference Index may decline even if the return of its investment strategy is positive.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivative instruments that provide exposure to the Autocallable Index.